Business, Liquidity and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Description of Business and Current Financial Condition

Description of Business and Current Financial Condition

Medifocus Inc. (the “Company” or “Medifocus”) was incorporated under the Business Corporations Act (Ontario) on April 25, 2005. Medifocus develops and commercializes minimally invasive focused heat systems for the treatment of cancerous and benign tumors, and enlarged prostate, medically known as Benign Prostate Hyperplasia (“BPH”).

The Company owns two focused heat technology platforms with comprehensive US and international patent protection:

•	The Endo-thermotherapy Platform-from which Prolieve was developed, can potentially be used to treat cancers in prostate, rectal, cervical and esophageal, and

•	The Adaptive Phased Array (“APA”) Microwave Focusing Platform-invented by MIT, licensed to Medifocus, directs precisely focused microwave energy at tumor center to induce shrinkage or eradication of tumors without undue harm to surrounding tissue. The Company’s APA 1000 Breast Cancer Treatment System, developed from the APA technology platform is currently in pivotal Phase-III clinical trials.

•	In addition to the two focused heat technology platforms, the Company entered into an exclusive license agreement with Duke University regarding Heat-Activated and Tumor-Targeted Immunotherapy and Gene Therapy. The exclusive license agreement pertains to the Patent Rights of a Duke invention for the development of heat-activated and tumor-targeted immunotherapy and gene therapy for the treatment of cancers and other diseases.

Going Concern Consideration

Going Concern Consideration

The Company’s operations are subject to certain risks and uncertainties including, among others, current and potential competitors with greater resources, dependence on significant customers, lack of operating history and uncertainty of future profitability and possible fluctuations in financial results. Since inception, the Company has incurred substantial operating losses, principally from expenses associated with the Company’s Prolieve operation, research and development, financing activities. The Company believes these expenditures are essential for the commercialization of its technologies. The Company expects its operating losses to continue for the foreseeable future as it continues its Prolieve sales and marketing activities and new product development efforts. Due to continued substantial operating losses, there is substantial doubt regarding the Company’s ability to continue as a going concern. The Company’s ability to achieve profitability is dependent upon its ability to operate its Prolieve business profitably and to obtain governmental approvals, produce, and market and sell its new product candidates. There can be no assurance that the Company will be able to commercialize its technology successfully or that profitability will ever be achieved. The operating results of the Company have fluctuated significantly in the past. The Company expects that its operating results will fluctuate significantly in the future and will depend on a number of factors, many of which are outside the Company’s control.

The Company will need substantial additional funding in order to sustain its operation, to complete the development, testing and commercialization of its product candidates. The commitment to these projects will require additional external funding, at least until the Company is able to generate sufficient cash flow from the sale of one or more of its products to support its continued operations. If adequate funding is not available, the Company may be required to delay, scale back or eliminate certain aspects of its operations or attempt to obtain funds through unfavorable arrangements with partners or others that may force it to relinquish rights to certain of its technologies, products or potential markets or that could impose onerous financial or other terms. Furthermore, if the Company cannot fund its ongoing development and other operating requirements, particularly those associated with its obligations to conduct clinical trials under its licensing agreements, it will be in breach of these licensing agreements and could therefore lose its license rights, which could have material adverse effects on its business. Additionally, the Company is not in compliance with the provisions of outstanding debt agreements, and it has not remitted quarterly royalty payments to Boston Scientific Corporation pursuant to the terms of its purchase agreement for Prolieve. The Company has not paid interest owing to certain holders of the convertible debentures, and is in a technical default of the terms of the debentures. The investors have not accelerated the terms of the debenture. Management is continuing its efforts to obtain additional funds through equity financing and through the negotiation of debt agreements to ensure that the Company can meet its obligations and sustain operations.

The consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements of Medifocus, Inc. have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiary Celsion (Canada) Inc. All intercompany transactions have been eliminated. There were no transactions for Celsion (Canada) Inc. for the year ended March 31, 2016.

Unless otherwise noted, all references to “$” or “dollar” refer to the United States dollar. The Company operates in a single business segment, focused heat systems for targeted thermotherapy of surface, subsurface and deep seated localized and regional cancers. Substantially all of the Company’s revenue is generated, and assets are located, in the United States.

Foreign Currency

Foreign Currency

Effective April 1, 2013, the Company changed its reporting currency from the Canadian dollar (“CAD”) to the U.S. dollar in anticipation of filing its financial statements with the U.S. Securities and Exchange Commission. Effective April 1, 2014, the Company changed its functional currency and that of its wholly owned subsidiary to the U.S. dollar. As a result, all translation adjustments prior to April 1, 2014 were recognized into other income (expense) in the year ending March 31, 2015.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The consolidated financial statements include significant estimates for the expected economic life and value of our licensed technology, allowance for doubtful accounts, value of contingent consideration, value of our debt issuances, accruals for estimated product returns, warrant relative fair value calculation, allowance for inventory obsolescence, allowance for our net operating loss carry forward and related valuation allowance for tax purposes and our stock-based compensation related to employees and directors, consultants and advisors. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Credit Concentration

Credit Concentration

The Company’s customers are primarily physicians and physician organizations in the U.S. For the year ended March 31, 2015, one customer represented approximately 12% of total revenues. No individual customer represented more than 10% of revenues for either of the years March 31, 2016 nor March 31, 2014.

Vendor Concentration and Deposits

Vendor Concentration and Deposits

The Company currently purchases 100% of its Prolieve catheter inventory from one supplier. Alternative suppliers and alternative catheters are not currently available. The Company maintains a deposit of $221,330 with its vendor. The company maintains an additional deposit of $50,000 with a separate vendor to perform work for the company at a later specified date.

Fair Value Measurements

Fair Value Measurements

The Company’s consolidated statements of financial position include various financial instruments (primarily cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and notes payable) recorded at cost, which approximates their fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

•	Level 1—Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

•	Level 2—Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.

•	Level 3—Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In connection with the acquisition of Prolieve, the Company owes additional purchase consideration of up to $2.5 million (contingent consideration) based on the sales of Prolieve products after their acquisition. The contingent consideration is measured at fair value on a recurring basis using level 3 inputs, and the fair value is determined using unobservable inputs such as the discount rate. The change in the fair value of the contingent consideration of $154,137, $280,296 and $705,355 for the years ended March 31, 2016, 2015 and 2014, respectively, is reflected as “loss from change in fair value of contingent consideration” in the accompanying consolidated statements of operations and comprehensive loss. See note 2.

The Company has no financial assets and liabilities measured at fair value on a non-recurring basis. The Company’s long-lived assets are measured at fair value on a non-recurring basis only when an impairment is deemed to occur.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial instruments classified as current assets or liabilities, including accounts receivable, accounts payable and accrued expenses approximate fair value because of the short maturity of these instruments.

Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss)

Other comprehensive income (loss) includes the total of the Company’s net loss and all other changes in equity other than transactions with owners, including changes in equity for cumulative translation adjustments resulting from the consolidation of foreign subsidiaries as the financial statements of the subsidiaries were previously accounted for using the local currency as the functional currency. The company recognized $116,524 of foreign currency losses during the year ended March 31, 2014. Accumulated foreign currency losses of $203,553 were recognized into income during the year ended March 31, 2015. The company did not recognize any foreign currency losses during the years ended March 31, 2016 and 2015.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. All interest bearing and non-interest bearing accounts are guaranteed by the FDIC up to $250,000. The Company may maintain cash balances in excess of FDIC coverage. Management considers this to be a normal business risk.

Accounts Receivable - Trade and Harmonized Sales Tax

Accounts Receivable – Trade and Harmonized Sales Tax

Trade

The Company extends credit to customers on an unsecured basis and payment terms are typically 30 days from delivery or service. The Company’s receivables are primarily related to Prolieve products and services. Management uses the aging account method to assess the company’s allowance for doubtful accounts. The aging account method uses the number of days outstanding for the underlying invoices that have been past due. Receivables are written off when it is determined that the underlying invoices are uncollectible.

The Company maintained an allowance for doubtful accounts of $77,917 and $74,289 as of March 31, 2016 and 2015, respectively.

Harmonized Sales Tax

The Company has a receivable from a Canadian tax province for a harmonized sales tax; however, the company is uncertain as to the collectability of the asset. Management has decided to write-off the entire balance until the amount is collected, if any. As this write off is considered by the Company as an infrequent occurrence and it is not part of the trade receivable balance, the transaction will be included as a loss in other income (expense) in the statement of operations and comprehensive loss. Accounts receivable consisted of the following as of March 31, 2016 and 2015:

	2016	2015
Accounts receivable trade	$738,554	$920,022
Accounts receivable - Harmonized sales tax	—	211,972
Allowance for doubtful accounts and sales tax	(77,917)	(74,289)

	$660,637	$1,057,705

Inventory

Inventory

Inventory is valued at the lower of cost or market and consists primarily of console units and single-use treatment catheters. Current inventory of catheters consists of the direct costs of acquiring the inventory from vendors. Non-current inventory of console units, which were originally held for sale, were classified as property & equipment during the year ended March 31, 2016 as the Company began using the console units in operations. The carrying amount was adjusted prior to the transfer of the asset for any depreciation expense that would have been recognized since acquisition had the asset been classified as held for sale. The Company recognized a loss on impairment of long-lived assets in other income (expense) of the statement of operations and comprehensive loss in the amount of $99,020, during the year ended March 31, 2016, related to this transaction.

Inventory is relieved using the first-in, first-out method and consists of the following at March 31, 2016 and 2015.

	2016	2015
Current inventory – Catheters	$62,554	$79,604
Non-current inventory - Consoles	—	190,276

	$62,554	$269,880

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is provided over the estimated useful lives of the related assets, ranging from three to seven years, using the straight-line method. Major renewals and improvements are capitalized and ordinary repairs and maintenance are expensed as incurred.

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model.

Equity Method Investments

Equity Method Investments

During the year ended March 31, 2014 the company entered into a joint venture agreement and accumulated contributions of approximately $255,000 in cash and equipment. During the years ended March 31, 2015 and 2014 the company recognized losses of approximately $56,000 and $159,000, respectively, related to the investment. During the year ended March 31, 2016, the company received $100,000 for the sale of their ownership in the joint venture.

Contingent Consideration

Contingent Consideration

In accordance with ASC 805, upon the purchase of Prolieve, the Company recognized a contingent consideration obligation as part of the consideration transferred in exchange for the acquired business. The initial measurement of the contingent consideration obligation was based on its estimated fair value. The contingent consideration obligation has been re-measured to fair value at each reporting date and will continue to be re-measured until the contingency is resolved, which is estimated to be during the year ended March 31, 2018. The changes in fair value are recognized in earnings. The contingent consideration obligation outstanding totaled $758,953 and $1,031,179 as of March 31, 2016 and 2015, respectively.

Intangible Assets

Intangible Assets

Intangible assets consist of intellectual property and customer relationships for our Prolieve business acquired in July 2012. These intangible assets were originally recorded at fair value and are amortized on a straight line basis over their estimated useful lives of 10 years. The Company reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, in a manner similar to that for property and equipment.

Deferred Financing Fees and Other Assets

Deferred Financing Fees and Other Assets

As part of the convertible debt transaction (see note 5), the Company has unamortized deferred financing fees in the amount of $91,698 and $282,926 as of March 31, 2016 and 2015, respectively. Other assets primarily includes prepaid expenses.

Revenue Recognition

Revenue Recognition

The Company sells products and provides services which are used in the treatment of BPH. The Company recognizes revenue, net of sales taxes, from the sale of Prolieve consoles and catheters upon shipment to the customer. Revenue from the sale of products is measured at the fair value of the consideration received or receivable, net of any estimated returns. Revenue from the mobile service is recognized upon completion of the services, which is generally upon treatment of the patient.

The Company does not have a return policy that allows customers to return product, however the company has allowed returns on a limited customer by customer basis. The Company’s estimate for returns is based upon its historical experience with actual returns, however such returns have historically been limited. While such experience has allowed for reasonable estimation in the past, history may not always be an accurate indicator of future returns. The Company continually monitors its estimates for returns and makes adjustments when it believes that actual product returns may differ from the established accruals, if any. We record a provision for estimated returns in the same period as the related revenue is recorded.

Costs of Sales-Products

Costs of Sales—Products

Costs of goods sold primarily include the cost of products sold to customers on a first-in first-out basis, along with amortization expense of our intellectual property, warranty costs, warehousing costs, freight and handling charges. Warehousing costs include payroll and benefit costs, including related stock-based compensation expense.

Costs of Sales—Services

Costs of services consist primarily of the costs to provide mobile services to our patients, including catheter cost, depreciation of our mobile consoles and vehicle fleet, and payroll and benefit costs, including related stock-based compensation expense.

Product Warranty Liabilities

Product Warranty Liabilities

Prolieve products are covered by warranties against defects in material and workmanship for periods of up to 12 months. We record a liability for warranty claims at the time of sale based on the trend in the historical ratio of product failure rates, material usage and service delivery costs to sales, the historical length of time between the sale and resulting warranty claim and other factors. The accrued liability for warranty provisions was approximately $38,000 for each of the years ended March 31, 2016 and 2015.

Research and Development Expenses	Research and Development Expenses Research and development costs are expensed as incurred.
Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax asset and liabilities of a change in tax rates is recognized in results of operations in the period that the tax rate change occurs. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position taken would be sustained in a tax examination, presuming that a tax examination will occur. The Company recognizes interest and/or penalties related to income tax matters in the income tax expense category.

Stock-Based Compensation

Stock-Based Compensation

Compensation costs for all stock-based awards is measured at fair value on the date of the grant using an option pricing model and is recognized over the service period for awards expected to vest. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. We consider many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Profit Sharing Plan

Profit Sharing Plan

The Company sponsors a defined contribution retirement plan through a Section 401(k) profit sharing plan. Employees may contribute up to 15% of their pre-tax compensation. Participants are eligible for matching Company contributions up to 3% of eligible compensation dependent on the level of voluntary contributions. Company matching contributions totaled approximately $55,000, $75,000 and $78,000 for the years ended March 31, 2016, 2015 and 2014, respectively.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss available to common shareholders by the weighted-average number of shares of common shares outstanding during the period.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. Outstanding stock options of 10,100,000, 8,255,000 and 8,255,000 and outstanding stock purchase warrants of 71,579,313, 105,278,102 and 94,996,882 to purchase commons shares for the years ended March 31, 2016, 2015 and 2014 respectively, were considered anti-dilutive and therefore were not included in the calculation of diluted shares. Additionally, for the years ended March 31, 2016, 2015 and 2014, convertible promissory notes convertible into 22,160,000 shares of common stock were also considered anti-dilutive and therefore were not included in the calculation of diluted shares.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which provides guidance for revenue recognition for contracts. This guidance requires an entity to review contracts in five steps and will result in enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue arising from contracts with customers. This standard is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted only as of annual reporting periods for fiscal years beginning after December 15, 2016. See also recent accounting pronouncements ASU 2015-14, ASU 2016-08, ASU 2016-10 and ASU 2016-12 for amendments to the guidance. We are currently evaluating the impact, if any, that this new guidance will have on the Company’s Consolidated Financial Statements.

ASU No. 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. Guidance in Topic 718 as it relates to awards with performance conditions that affect vesting should be applied to account for such awards. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. As indicated in the definition of vest, the stated vesting period (which includes the period in which the performance target could be achieved) may differ from the requisite service period. The amendments of ASU 2014-12 are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The adoption of the amended guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.

ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), which requires management to evaluate on a regular basis whether any conditions or events have arisen that could raise substantial doubt about the entity’s ability to continue as a going concern. This guidance is effective for the annual period after December 15, 2016 and for the annual periods and interim periods thereafter. Early application is permitted. We do not expect the adoption of this guidance to have a material impact on the Company’s Consolidated Financial Statements.

ASU No. 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial instrument in the Form of a Share is More Akin to Debt or Equity. In November 2014, the FASB issued amended guidance that clarifies how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. Specifically, the amendments clarify that an entity should consider all relevant terms and features -including the embedded derivative features being evaluated for bifurcation -in evaluating the nature of the host contract. Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract. Rather, the nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument. The amended guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. The effects of initially adopting the amended guidance should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective and shall be reported as a cumulative-effect adjustment directly to retained earnings as of the beginning of the year of adoption. The adoption of the amended guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.

ASU No. 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. In April 2015, the FASB issued amended guidance to address the different balance sheet presentation requirements for debt issuance costs and debt discounts and premiums. The amended guidance requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amended guidance. The amended guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted for financial statements that have not been previously issued. The amended guidance should be applied retrospectively, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the amended guidance. The Company currently has approximately $91,698 of debt issuance costs recorded in the Consolidated Statements of Financial Position that will be required to be reclassified and presented as a direct deduction from the debt liability upon adoption of the amended guidance. The adoption of the amended guidance is not expected to have an impact on the Company’s Consolidated Statements of Operations and Comprehensive Loss.

ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, changes the measurement principle for certain inventory methods from the lower of cost or market to the lower of cost and net realizable value. Net realizable value is defined as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This ASU does not apply to inventory that is measured using Last-in First-out (“LIFO”) or the retail inventory method. The provisions of ASU 2015-11 are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company is currently evaluating this guidance to determine the impact it may have on the Company’s Consolidated Financial Statements.

ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, was issued to simplify the classification of deferred taxes on the balance sheet. The new guidance would require that deferred taxes be classified as non-current assets and liabilities based on the tax paying jurisdiction. Application of the standard, which can be applied prospectively or retrospectively, is required for fiscal years beginning on or after December 15, 2016 and for interim periods within that year. The adoption of the amended guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.

ASU No. 2016-01, Financial Instruments-Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. Most notably, this new guidance requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This new guidance is effective for annual reporting periods beginning after December 15, 2017. The guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.

ASU No. 2016-02, Leases (Topic 842), On February 25, 2016, the FASB issued a new standard which requires lessees to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. The new guidance will require the asset and liability to be initially measured at the present value of the lease payments in the statement of financial position. The new guidance will also require the company to recognize interest expense on the lease liability separately from the amortization of the right-use-asset for finance leases and recognize a single lease cost allocated on a straight-line basis over the lease term for operating leases, in the statement of comprehensive income. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years with early application permitted. The Company is currently evaluating this guidance to determine the impact it may have on the Company’s Consolidated Financial Statements.

ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The ASU includes multiple provisions intended to simplify various aspects of the accounting for share-based payments. The areas of simplification in the update involve several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows, however, some of the areas for simplification apply only to nonpublic entities. This guidance is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period, however, certain requirements apply to the early adoption. The guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.

Emerging Growth Company Status

Emerging Growth Company Status

We are an “emerging growth company” as defined in section 3(a) of the Exchange Act, as amended by the United States Jumpstart Our Business Startups Act, enacted on April 5, 2012 (the “JOBS Act”), and will continue to qualify as an “emerging growth company” until the earliest to occur of: (a) the last day of the fiscal year during which we have total annual gross revenues of $1,000,000,000 (as such amount is indexed for inflation every 5 years by the SEC) or more; (b) the last day of our fiscal year following the fifth anniversary of the date of the first sale of our common equity securities pursuant to an effective registration statement under the Securities Act; (c) the date on which we have, during the previous 3-year period, issued more than $1,000,000,000 in non-convertible debt; or (d) the date on which we are deemed to be a ‘large accelerated filer’, as defined in Exchange Act Rule 12b–2.

Generally, a company that registers any class of its securities under section 12 of the Exchange Act is required to include in the second and all subsequent annual reports filed by it under the Exchange Act, a management report on internal controls over financial reporting and, subject to an exemption available to companies that meet the definition of a “smaller reporting company” in Exchange Act Rule 12b-2, an auditor attestation report on management’s assessment of internal controls over financial reporting. However, for so long as we continue to qualify as an emerging growth company, we will be exempt from the requirement to include an auditor attestation report in our annual reports filed under the Exchange Act, even if we do not qualify as a “smaller reporting company”. In addition, section 103(a)(3) of the Sarbanes-Oxley Act of 2002 has been amended by the JOBS Act to provide that, among other things, auditors of an emerging growth company are exempt from any rules of the Public Company Accounting Oversight Board requiring mandatory audit firm rotation or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the company.

Any U.S. domestic issuer that is an emerging growth company is able to avail itself to the reduced disclosure obligations regarding executive compensation in periodic reports and proxy statements, and to not present to its shareholders a nonbinding advisory vote on executive compensation, obtain approval of any golden parachute payments not previously approved, or present the relationship between executive compensation actually paid and our financial performance. As a foreign private issuer, we are not subject to such requirements, and will not become subject to such requirements even if we were to cease to be an emerging growth company.

As a reporting issuer under the securities legislation of the Canadian provinces of Ontario, British Columbia, and Alberta, we are required to comply with all new or revised accounting standards that apply to Canadian public companies. Pursuant to Section 107(b) of the JOBS Act, an emerging growth company may elect to utilize an extended transition period for complying with new or revised accounting standards for public companies until such standards apply to private companies. We have elected to utilize this extended transition period. However, while we have elected to utilize this extended transition period, our condensed interim consolidated financial statements as of March 31, 2016 reflect the adoption of all required accounting standards for public companies.